Consolidated Interim Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		97 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Operating Activities
Net loss	$ (13,068,513)	$ (3,113,209)	$ (65,142,353)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,667	6,667	61,919
Donated services and expenses	0	0	20,750
Non-cash proceeds received	0	0	(74,000)
Dual currency deposits	90,551	0	72,095
Impairment loss on mineral properties	3,770,129	0	11,358,637
Stock based compensation	3,631,321	237,710	22,668,884
Issuance of shares and warrants for services rendered	0	168,100	168,100
Change in operating assets and liabilities:
Amounts receivable and prepaid expenses	(350,188)	(55,601)	(135,392)
Accounts payable and accrued liabilities	59,245	(70,537)	749,928
Tax credits recoverable	12,073	0	(245,186)
Non cash portion of marketable securities	(55,834)	0	(55,497)
Government grants received	0	0	245,186
Unrealized foreign exchange (loss)/gain in operating assets and liabilities	0	(13,496)	0
Net cash used in operating activities	(5,904,549)	(2,840,366)	(30,306,929)
Financing Activities
Proceeds from issuance of common stock, net	635,000	13,217,120	38,099,105
Exercise of warrants and stock options	69,000	464,200	955,500
Government grants received	0	22,903	0
Net cash provided by financing activities	704,000	13,704,223	39,054,605
Investing Activities
Mineral property acquisition costs	(2,420,129)	0	(3,419,973)
Purchase of property and equipment	0	0	(61,918)
Investment in dual currency deposits	(24,938,800)	0	(32,938,800)
Repemption of dual currency deposits	32,867,078	0	32,867,078
Loan to related party	(256,014)	0	(256,014)
Purchases of marketable securities	(3,418,135)	0	(3,418,135)
Net cash (used in) provided by investing activities	1,834,000	0	(7,227,762)
Increase (decrease) in cash and cash equivalents	(3,366,549)	10,863,857	1,519,914
Cash and cash equivalents - beginning of period	4,536,275	2,505,480
Cash and cash equivalents - end of period	1,169,726	13,369,337	1,169,726
Non-cash investing and financing activities:
Issuance of common stock or warrants for services	1,350,000	0	5,190,500
Issuance of common stock and warrants	0	168,000	5,811,125
Supplemental Disclosures:
Interest received	61,822	0	817,442
Income taxes paid	$ 0	$ 12,507	$ 12,507